Senior Debt (Details Narrative) (10K) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 21, 2015	Jul. 15, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Payment of principal and accrued interest	$ 1,676,954
Payment of credit					$ 3,000,000
Net profit interest			$ 0	$ 96,083	57,094	$ 107,340
Accrued profit interest fully paid, net					$ 57,094
BFG Loan Holdings, LLC [Member]
Loan repayment term			10 years		10 years
Payment of credit		$ 3,000,000
IEC SPV, LLC [Member]
Net profit percentage			20.00%		20.00%